ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable net
	As of March 31,
	2025	2024
	US$’000	US$’000
Accounts receivable	34,638	33,747
Less: allowance for credit losses	(5,776)	(6,025)
Accounts receivable, net	28,862	27,722

Schedule of allowance for credit loss
	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Balance at beginning of the period	6,025	7,574	9,754
Additions	2	81	-
Exchange difference on opening balance	(69)	(237)	(752)
Credit to profit or loss	(182)	(1,393)	(1,428)
Balance at end of the period	5,776	6,025	7,574